Average Annual Total Returns - FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO - FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO - Fidelity Advisor International Capital Appreciation Fund
Apr. 07, 2025
Fidelity International Capital Appreciation Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.02%
Past 5 years	6.81%
Past 10 years	8.11%
Fidelity International Capital Appreciation Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.98%
Past 5 years	6.63%
Past 10 years	8.01%
Fidelity International Capital Appreciation Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.01%
Past 5 years	5.41%
Past 10 years	6.69%
MS112
Average Annual Return:
Past 1 year	5.72%
Past 5 years	4.27%
Past 10 years	4.98%